Transactions with related parties (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Benefits other than equity-based compensation	$ 25.0	$ 30.2	$ 24.8
Post-employment benefits	2.5	2.7	2.6
Equity-based compensation	42.5	46.3	45.2
Total	70.0	79.2	72.6
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Benefits other than equity-based compensation	20.3	25.6	20.7
Post-employment benefits	2.5	2.7	2.6
Equity-based compensation	37.3	41.1	40.6
Total	60.1	69.4	63.9
Non-Executive Director [member]
Disclosure of transactions between related parties [line items]
Benefits other than equity-based compensation	4.7	4.6	4.1
Equity-based compensation	5.2	5.2	4.6
Total	$ 9.9	$ 9.8	$ 8.7